Other investments (Details) shares in Millions, R in Millions, $ in Millions, $ in Millions				1 Months Ended		12 Months Ended
		Oct. 28, 2021 ZAR (R)	Oct. 27, 2021 ZAR (R)	Jan. 31, 2022	Nov. 30, 2020 CAD ($)	Dec. 31, 2021 ZAR (R) shares	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Oct. 28, 2021 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments						R 3,367	R 847	R 599
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	[1]					828	221	129
Generation Mining Limited | Marathon Project
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in subsidiary					80.00%
Expenditure for additional ownership interest | $					$ 10
Rand Mutual Assurance Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments						140	158	112
Furuya Metals Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments						668	343	303
Aldebaran Resources Inc.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments						241	98	78
Generation Mining Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments						144	101	33
Proportion of ownership				19.10%
Ioneer Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		R 1,066				R 1,353	0	0	$ 70
Acquisition date fair value		1,117
Transaction costs		17
Shares held in entity (in shares) | shares						145.9
Proportion of ownership						7.12%
Gains (losses) on initial recognition of financial assets		R 51
New Century Resources Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 695			R 698	0	0
Acquisition date fair value			610
Transaction costs			R 19
Proportion of ownership			19.99%
Gains (losses) on initial recognition of financial assets			R (85)
Other
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments						R 123	R 147	R 73
Marathon Project
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership						16.50%
Assets held for sale						R 280
Marathon Project | Generation PGM Inc
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership				16.50%

[1]	These gains and losses relate to other investments and will never be reclassified to profit or loss